UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21996
Greenwich Advisors Trust

(Exact name of registrant as specified in charter)

330 Railroad Avenue	Greenwich, CT	06830

(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc.	3435 Stelzer Road	Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 203-531-7064
Date of fiscal year end: February 29
Date of reporting period: November 30, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments.
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.
Greenwich Advisors India Select Fund
Schedule of Portfolio Investments
November 30, 2007
(Unaudited)

		Market
Description	Shares	Value
Common Stocks—91.8%
Automotive— 3.4%
Mahindra & Mahindra Ltd.	546	$10,054
Tata Motors Ltd.	177	3,272
		13,326

Building Materials— 4.1%
Ambuja Cements Ltd.	947	3,578
Grasim Industries Ltd.	77	7,391
India Cements Ltd.	736	5,493
		16,462

Chemicals— 1.7%
United Phosphorus Ltd.	779	6,743
Construction— 3.7%
Jaiprakash Associates Ltd.	320	14,673
Engineering— 5.8%
Larsen & Toubro Ltd.	221	23,030
Financial Services— 18.1%
HDFC Bank Ltd.	347	15,030
Housing Development Finance Corp. Ltd.	241	16,919
ICICI Bank Ltd.	903	26,858
Reliance Capital Ltd.	219	13,058
		71,865

Machinery— 6.3%
ABB Ltd.	297	11,666
Bharat Heavy Electricals Ltd.	197	13,323
		24,989

Metals & Mining— 5.1%
Sesa Goa Ltd.	97	8,448
Sterlite Industries (India) Ltd.	329	8,570
Tata Steel Ltd.	163	3,398
		20,416

Oil & Gas— 9.7%
Reliance Industries Ltd.	536	38,579
Pharmaceuticals— 8.4%
Cipla Ltd.	1,508	6,969
Dabur India Ltd.	1,697	4,748
Matrix Laboratories Ltd.*	941	5,187
Ranbaxy Laboratories Ltd.	825	8,032
Sun Pharmaceuticals Industries Ltd.	281	7,820
		32,756

Software— 12.0%
Financial Technologies (India) Ltd.	85	5,241
HCL Technologies Ltd.	454	3,693
i-flex solutions Ltd.*	260	9,858
Infosys Technologies Ltd.	547	22,124
Tata Consultancy Services Ltd.	256	6,540
		47,456

Telecommunications— 8.9%
Bharti Airtel Ltd.*	730	17,310

		Market
Description	Shares	Value
Common Stocks — Continued
Telecommunications — Continued
Reliance Communications Ltd.	1,063	$18,110
		35,420

Tobacco— 2.8%
ITC Ltd.	2,311	10,986
Travel & Leisure— 1.8%
Indian Hotels Co. Ltd.	2,088	7,083

Total Common Stocks		363,784

Investment Companies—8.3%
UBOC Trust Money Market	32,819	32,819
Right—0.1%
Tata Steel Ltd., Expiration 12/24/07	178	491
Total Investments (Cost $352,374) (a) — 100.2%		397,094

Other Assets — (0.2)%		(45)

NET ASSETS — 100.0%		$397,049

(a)	Cost for federal income tax purposes and financial reporting purposes are the same and differ from value by net unrealized appreciation of securities as follows:

Unrealized Appreciation	$52,512

Unrealized Depreciation	(7,792)

Net unrealized Appreciation	$44,720

*	Non-income producing security
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Greenwich Advisors Trust
By (Signature and Title)*	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date 01/18/08
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Suhas Kundapoor
Suhas Kundapoor, President

Date 01/18/08

By (Signature and Title)*	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date 01/18/08

*	Print the name and title of each signing officer under his or her signature.